Long-Term Borrowings - Schedule of Long Term Borrowings (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2024 CNY (¥)
Schedule of Long Term Borrowings [Line Items]
Principal amount	¥ 12,900
Loan 1 [Member]
Schedule of Long Term Borrowings [Line Items]
Maturity date	Sep. 28, 2025
Principal amount	¥ 2,900
Interest rate per annum	3.45%
Name of bank	Bank of China Limited Beijing Xuanwu Branch
Loan 2 [Member]
Schedule of Long Term Borrowings [Line Items]
Maturity date	Apr. 02, 2027
Principal amount	¥ 10,000
Interest rate per annum	3.95%
Name of bank	China Construction Bank Corporation Beijing Chaoyang Branch